INTANGIBLE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE AND OTHER ASSETS
NOTE 11 –   INTANGIBLE AND OTHER ASSETS

Intangible assets with finite economic useful lives:

	Licenses	Costs of obtaining contracts with customers(2)	Trade name	Customer relationships	Subscriber acquisition and retention costs	Computer software(1)	Total
	New Israeli Shekels in millions
Cost
At January 1, 2016	2,123		73	276	13	662	3,147
Additions in 2016					4	82	86
Disposals in 2016					4	110	114
At December 31, 2016	2,123	-	73	276	13	634	3,119
Transition to IFRS 15(2)		2			(13)		(11)
Additions in 2017		84				59	143
Disposals in 2017			73			128	201
At December 31, 2017	2,123	86	-	276	-	565	3,050
Additions in 2018		91	3			68	162
Disposals in 2018		2				141	143
At December 31, 2018	2,123	175	3	276	-	492	3,069

Accumulated amortization
At January 1, 2016	1,588		41	219	10	333	2,191
Amortization in 2016	88		21	18	5	117	249
Disposals in 2016					4	110	114
At December 31, 2016	1,676	-	62	237	11	340	2,326
Transition to IFRS 15(2)					(11)		(11)
Amortization in 2017	88	15	11	18		107	239
Disposals in 2017			73			128	201
At December 31, 2017	1,764	15	-	255	-	319	2,353
Amortization in 2018	88	49		18		86	241
Disposals in 2018		2				140	142
At December 31, 2018	1,852	62	-	273	-	265	2,452

Carrying amounts, net
At December 31, 2016	447	-	11	39	2	294	793
At December 31, 2017	359	71	-	21	-	246	697
At December 31, 2018	271	113	3	3	-	227	617

	New Israeli Shekels
	Year ended December 31
	2016	2017	2018
	In millions
(1) Cost additions include capitalization of salary and employee related expenses	36	44	54

(2) See adoption of IFRS 15 Revenues from Contracts with Customers in note 2(n) and note 2(f)(5)

For depreciation and amortization in the statement of income see note 22.